STOCKHOLDERS DEFICIT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Preferred shares authorized		15,000,000
Preferred shares issued		160
Preferred shares outstanding		160
Number of warrant issued of HPEV common stock to Richard Schul	200,000
Interest expense to option	$ 174,997
Series A Convertible Preferred Stock [Member]
Preferred shares issued	199
Preferred shares outstanding	199